Long-Term Debt and Other Financial Liabilities, Second JDH Loan (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended
	Feb. 28, 2022	May 06, 2021	Apr. 26, 2021	Jan. 08, 2021	Dec. 31, 2020	Feb. 28, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 19, 2021	Aug. 20, 2020	Apr. 02, 2020
Loan Agreement [Abstract]
Repayment of long-term debt							$ 89,698	$ 132,058	$ 52,514
Number of units issued (in shares)		428,571		798,691
Number of securities called by each warrant (in shares)			1	1
Warrant exercise price (in dollars per share)			$ 7	$ 7			$ 5					$ 27.2
Share price (in dollars per share)			$ 7	$ 7	$ 7				$ 7	$ 17
Repayment of subordinated long-term debt by issuance of shares							$ 0	$ 3,000	$ 0
Pre-Funded Warrant [Member]
Loan Agreement [Abstract]
Number of securities included in each unit (in shares)			1	1
Warrant [Member]
Loan Agreement [Abstract]
Number of securities included in each unit (in shares)			10	10
Common Stock [Member]
Loan Agreement [Abstract]
Number of securities included in each unit (in shares)			1	1							1
Second JDH Loan [Member]
Loan Agreement [Abstract]
Accrued and unpaid interest					$ 841				841
Fair value of option granted		$ 424			543				$ 543
Repayment of long-term debt					$ 6,500	$ 100
Repayment of subordinated long-term debt by issuance of shares		$ 3,000	$ 3,000
Prepayment of loan	$ 1,850